Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
Year ended December 31,
(in thousands)	2020	2019	2018
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

Schedule of reconciliation of the theoretical tax expenses
	Year ended December 31,
(in thousands)	2020	2019	2018
Loss before taxes	$11,824	$9,384	$4,242
Statutory tax rate	23%	23%	23%
Tax benefit	2,720	2,158	976
Permanent differences	642	(322)	(237)
Valuation allowance	(3,362)	(1,836)	(739)
Differences in tax rate	-	-	-
Tax expenses	$-	$-	$-

Schedule of deferred tax liabilities and assets
	Year ended December 31,
(in thousands)	2020		2019		2018
Tax assets in respect of:	$		$		$
Accrued employees’ and directors’ compensation		61		136		31
Research and development expenses		1,275		738		609
Net loss carry forward		8,303		4,744		2,743
Total deferred tax assets		9,639		5,618		3,383
Less - valuation allowance		(9,639)		(5,618)		(3,383)
Deferred tax assets		$-		$-		$-